Financial Instruments - Information About the Maturity Analysis for Lease Liabilities (Detail) - TWD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Lease liabilities	$ 10,849	$ 10,406
Less Than 1 Month [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Lease liabilities	3,390	3,228
1-3 Years [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Lease liabilities	4,446	4,126
3-5 Years [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Lease liabilities	2,143	1,808
More Than 5 Years [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [Line Items]
Lease liabilities	$ 870	$ 1,244